INVENTORY - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
Raw materials	$ 1,947	$ 1,976
Work in process	1,769	1,250
Finished goods	164	118
Total	$ 3,880	$ 3,344